Equity Transaction with Non-controlling Interests - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended									12 Months Ended
	Jul. 13, 2019 USD ($)	Jul. 01, 2019	Jan. 01, 2018 shares	Jul. 31, 2019 USD ($)	May 31, 2019 TWD ($) shares	May 31, 2019 USD ($) shares	Aug. 31, 2018 USD ($)	Jul. 31, 2018 TWD ($) $ / shares	Jul. 31, 2018 TWD ($) $ / shares	Mar. 31, 2018	Jan. 31, 2018 TWD ($) $ / shares	Jan. 31, 2017 TWD ($)	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($)	Jul. 31, 2019 TWD ($) shares	Jul. 31, 2019 USD ($) shares	Jul. 13, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Aug. 31, 2018 TWD ($)	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Increase (decrease) in capital surplus																			$ 9,530
USI Enterprise Limited [member]
Percentage of increase in shareholdings		95.42%	96.90%	98.72%							98.60%
Increase (decrease) in capital surplus											$ 1,127,632				$ 1,625,448	$ 54,345
Number of shares approved for repurchase | shares			3,738,000												7,378,000	7,378,000
Shares repurchase price per share | $ / shares									$ 14.30		$ 17.49
USI [member]
Percentage of increase in shareholdings												75.20%
Increase (decrease) in capital surplus																						$ 3,055
Cash capital increase amount												$ 1,000,000
Ordinary shares outstanding acquired price | $ / shares								$ 18
USI [member] | Cash capital increase [member]
Percentage of increase in shareholdings												75.70%
ASEN [member]
Increase (decrease) in capital surplus															$ 2,650,950	$ 88,631		$ 622,811
Amount of shares transferred																					$ 127,113
Percentage of shareholdings				30.00%			30.00%			40.00%
Amount of shareholdings				$ 97,748			$ 95,335
ASEN [member] | Bottom of range [member]
Percentage of increase in ownership				70.00%						60.00%
ASEN [member] | Top of range [member]
Percentage of increase in ownership				100.00%						70.00%
USI INC [member]
Increase (decrease) in capital surplus								$ 142	$ 142										$ 28,152	$ 5
Ordinary shares outstanding acquired price | $ / shares								$ 35
USISH [Member]
Number of shares repurchased | shares													13,037
Increase (decrease) in capital surplus													$ 334,719	$ 11,191
USISH [Member] | Bottom of range [member]
Percentage of increase in shareholdings													74.60%
USISH [Member] | Top of range [member]
Percentage of increase in shareholdings													77.70%
ASEEE [member]
Increase (decrease) in capital surplus																$ 4,306	$ 128,805
Percentage of ShareHolding Held				100.00%									100.00%
Purchase of ordinary share held	$ 6,000
ASEEE [member] | Ordinary shares [member]
Purchased Ordinary Shares | shares					150,000	150,000
ASEEE [member] | Cash capital increase [member]
Cash capital increase amount					$ 1,500,000	$ 50,150
SZ [Member]
Percentage of shareholdings				30.00%
Purchase of Acquisition				$ 162,870